UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  028-13844


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass            Schaumburg, Il               07/12/2011
   -----------------------            --------------               ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           52
                                         -----------

Form 13F Information Table Value Total:  $   146,926
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1            COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  --------  ---------  ----------  ---------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF               VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER          CLASS      CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  --------  ---------  ----------  ----------  ---  ----  ----------  -------- -------- -------- --------
Aecom Technology Corp        COM       00766T100       1,077      39,403             SOLE                    5,694            33,709
Agco Corp                    COM       001084102       1,048      21,240             SOLE                    3,170            18,070
Arch Coal Inc                COM       039380100       3,675     137,844             SOLE                   17,816           120,028
Avnet Inc                    COM       053807103       1,066      33,453             SOLE                    4,621            28,832
Bb&T Corporation             COM       054937107       4,022     149,848             SOLE                   19,402           130,446
Berkshire Hathaway Cl A      COM       084670108       1,161          10             SOLE                        3                 7
Berkshire Hathaway Cl B      COM       084670702       3,019      39,010             SOLE                    2,553            36,457
C B Richard Ellis Group      COM       12497T101       1,052      41,897             SOLE                    6,230            35,667
Cardinal Health Inc          COM       14149Y108       4,060      89,393             SOLE                   11,629            77,764
Caterpillar Inc              COM       149123101       4,172      39,192             SOLE                    5,079            34,113
Chevrontexaco Corp           COM       166764100       4,105      39,920             SOLE                    5,057            34,863
Cliffs Natural Res Inc       COM       18683K101       1,316      14,232             SOLE                    2,053            12,179
Coca Cola Company            COM       191216100         271       4,020             SOLE                                      4,020
Corning Inc                  COM       219350105       3,661     201,698             SOLE                   25,844           175,854
CSX Corp                     COM       126408103       4,166     158,878             SOLE                   20,718           138,160
Cummins Inc                  COM       231021106       3,970      38,360             SOLE                    4,960            33,400
Eastman Chemical Company     COM       277432100       3,917      38,379             SOLE                    4,944            33,435
Endo Pharmaceuticals
  Holdings                   COM       29264F205       1,105      27,513             SOLE                    4,124            23,389
Express Scripts              COM       302182100       3,642      67,474             SOLE                    8,626            58,848
Exxon Mobil Corporation      COM       30231G102       4,056      49,841             SOLE                    6,425            43,416
F E I Company                COM       30241L109       1,051      27,514             SOLE                    3,959            23,555
Family Dollar Stores Inc     COM       307000109       4,022      76,524             SOLE                    9,904            66,620
Fiserv Inc                   COM       337738108       4,056      64,767             SOLE                    8,504            56,263
Flextronics Intl Ltd         COM       Y2573F102       3,713     578,292             SOLE                   74,752           503,540
Franklin Resources Inc       COM       354613101       4,174      31,794             SOLE                    4,153            27,641
Gamestop Corp Cl A New       COM       36467W109       1,129      42,344             SOLE                    6,070            36,274
Garmin Ltd                   COM       H2906T109         221       6,700             SOLE                                      6,700
Gilead Sciences Inc          COM       375558103       1,134      27,391             SOLE                    3,919            23,472
Hewlett-Packard Company      COM       428236103       3,610      99,174             SOLE                   12,812            86,362
Intel Corp                   COM       458140100       3,881     175,144             SOLE                   22,632           152,512
International Paper          COM       460146103       3,921     131,498             SOLE                   16,737           114,761
Ishares Silver Trust         COM       46428Q109         623      18,399             SOLE                    3,404            14,995
ITT Corp                     COM       450911102       4,081      69,251             SOLE                    9,087            60,164
Life Technologies Corp       COM       53217V109       3,856      74,051             SOLE                    9,553            64,498
Medcohealth Solutions        COM       58405U102       3,702      65,503             SOLE                    8,281            57,222
Metro Pcs Group              COM       591708102       1,116      64,848             SOLE                    9,053            55,795
Minnesota Mining & Mfg       COM       88579Y101       4,127      43,508             SOLE                    5,518            37,990
Nice Systems Ltd Adr         COM       653656108       1,161      31,925             SOLE                    4,420            27,505
Oracle Corporation           COM       68389X105       3,864     117,397             SOLE                   15,270           102,127
Perrigo Co                   COM       714290103       4,050      46,095             SOLE                    5,969            40,126
Powershares Db Commodity
  Index                      COM       73935S105         389      13,428             SOLE                    1,093            12,335
Powershs Agriculture ETF     COM       73936B408       2,871      90,441             SOLE                   17,368            73,073
Powershs Base Metals ETF     COM       73936B705       2,333      97,697             SOLE                   18,871            78,826
Powershs Energy ETF          COM       73936B101       4,203     141,370             SOLE                   26,593           114,777
SPDR Gold Trust              COM       78463V107       1,869      12,804             SOLE                                     12,804
Southwest Airlines Co        COM       844741108       1,009      88,339             SOLE                   12,900            75,439
Teco Energy Inc              COM       872375100       3,990     211,211             SOLE                   27,154           184,057
Tupperware Corporation       COM       899896104       4,221      62,578             SOLE                    8,114            54,464
United Parcel Service B      COM       911312106       4,581      62,808             SOLE                    7,052            55,756
V F Corp                     COM       918204108       4,412      40,645             SOLE                    5,188            35,457
Wolverine World Wide Inc     COM       978097103       1,280      30,670             SOLE                    4,348            26,322
Zimmer Holdings Inc          COM       98956P102       3,713      58,744             SOLE                    7,606            51,138